OTHER REVENUES - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other revenues:
Revenues	€ 55,108	€ 44,060	€ 41,649
Other revenues
Other revenues:
Revenues		6	12
Licenses and others.
Other revenues:
Revenues		€ 6	€ 12